Employee Cost - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Past Service cost - Plan amendment	$ 181.9	₨ 14,950.7		₨ (848.1)
Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member]
Disclosure of defined benefit plans [line items]
Service cost	13.0	1,065.6	₨ 904.7	901.2
Past Service cost - Plan amendment	0.0	0.0	324.9
Net interest cost / (income)	1.4	114.3	52.5	77.1
Net periodic cost	14.4	1,179.9	1,282.1	978.3
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	1.8	144.4	82.1	78.7
Past Service cost - Plan amendment	5.3	431.9	244.6
Net interest cost / (income)	2.3	192.5	115.7	108.0
Net periodic cost	$ 9.4	₨ 768.8	₨ 442.4	₨ 186.7